  YieldMax Short N100 Option Income Strategy ETF

   Schedule of Investments

  July 31, 2026 (Unaudited)

PURCHASED OPTIONS - 4.1%(a)(b)(c)(d)	Notional Amount	Contracts	Value
Call Options - 0.0%(e)
Invesco QQQ Trust Series 1, Expiration: 8/21/2026; Exercise Price: $1,110.02	$17,199,750	250	$67

Put Options - 4.1%
Invesco QQQ Trust Series 1, Expiration: 8/7/2026; Exercise Price: $650.00	15,686,172	228	21,660
Invesco QQQ Trust Series 1, Expiration: 8/21/2026; Exercise Price: $710.00	15,686,172	228	614,346
			636,006

TOTAL PURCHASED OPTIONS (Cost $609,878)			636,073

SHORT-TERM INVESTMENTS - 96.7%
Money Market Funds - 14.0%		Shares	Value
First American Government Obligations Fund - Class X, 3.58%(f)		2,173,824	2,173,824

U.S. Treasury Bills - 82.7%		Principal Amount	Value
U.S. Treasury Bill, 8/6/2026, 1.82%(g)(h)		$2,389,000	2,388,285
U.S. Treasury Bill, 9/3/2026, 3.35%(g)(h)		3,407,000	3,396,409
U.S. Treasury Bill, 10/15/2026, 3.60%(g)(h)		3,248,000	3,223,812
U.S. Treasury Bill, 12/10/2026, 3.77%(g)(h)		790,000	779,363
U.S. Treasury Bill, 2/18/2027, 3.83%(g)		3,164,000	3,098,317
			12,886,186

TOTAL SHORT-TERM INVESTMENTS (Cost $15,059,024)			15,060,010

TOTAL INVESTMENTS - 100.8% (Cost $15,668,902)			$15,696,083
Liabilities in Excess of Other Assets - (0.8)%			(122,768)
TOTAL NET ASSETS - 100.0%			$15,573,315

Percentages are stated as a percent of net assets.

(a)	Exchange-traded.
(b)	100 shares per contract.
(c)	Held in connection with written option contracts. See Schedule of Written Options Contracts for further information.
(d)	Non-income producing security.
(e)	Does not round to 0.1% or (0.1)%, as applicable.
(f)	The rate shown represents the 7-day annualized effective yield as of July 31, 2026.
(g)	The rate shown is the annualized effective yield as of July 31, 2026.
(h)	All or a portion of this security has been pledged as collateral for written options contracts. The fair value of securities committed as collateral as of July 31, 2026 is $5,567,344.

  YieldMax Short N100 Option Income Strategy ETF

   Schedule of Written Options Contracts

  July 31, 2026 (Unaudited)

WRITTEN OPTIONS - (1.6)%(a)(b)	Notional Amount	Contracts	Value
Call Options - (0.9)%
Invesco QQQ Trust Series 1, Expiration: 8/21/2026; Exercise Price: $710.02	$(15,686,172)	(228)	$(132,997)

Put Options - (0.7)%
Invesco QQQ Trust Series 1, Expiration: 8/7/2026; Exercise Price: $678.00	(15,686,172)	(228)	(112,404)

TOTAL WRITTEN OPTIONS (Premiums received $957,085)			$(245,401)

Percentages are stated as a percent of net assets.

(a)	Exchange-traded.
(b)	100 shares per contract.